Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Payables and Accrued Charges

As at December 31	2024	2023
Trade and other payables (Note 5)	5,359	5,477
Customer prepayments	1,881	2,084
Dividends	265	262
Accrued compensation	606	597
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	188	165
Accrued interest	112	117
Current portion of share-based compensation (Note 7)	34	32
Current portion of derivatives	33	16
Income taxes (Note 10)	22	14
Provincial mining taxes	‐	1
Other taxes	49	62
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Customer rebates	44	19
Other accrued expenses	469	567
Other	41	39
	9,118	9,467